Staff costs (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Post-retirement benefits	£ 519	£ 501	£ 619
Compensation Costs	7,437	7,343	7,346
Internally generated [member]
Disclosure of net defined benefit liability (asset) [line items]
Compensation Costs	451	439	296
Defined contribution Schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
Post-retirement benefits	279	270	236
Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Post-retirement benefits	£ 240	£ 231	£ 383